10. Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets, net as of December 31, 2020 and 2019 consisted of the following:

	Useful Life		Accumulated	Impairment
	(in months)	Gross	Amortization	Charge	Net
As of December 31, 2020
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,625	(1,900)	(1,607)	1,118
Tradename	60	1,400	(47)	–	1,353
Technology	60	1,574	(52)	–	1,522
Other	84	168	(103)	–	65
		$10,467	$(4,802)	$(1,607)	$4,058
As of December 31, 2019
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,370	(1,547)	(1,295)	1,528
		$7,070	$(4,247)	$(1,295)	$1,528

Schedule of future amortization expense	As of December 31, 2020, the estimated future amortization expense related to other intangible assets is as follows:
USD
2021	$884
2022	884
2023	882
2024	879
2025	529
$4,058